COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of product warranty activity
	At December 31,
	2011	2012
	$	$
Beginning balance	8,701,042	12,835,583
Warranty provision	3,893,881	5,344,853
Revision of warranty costs	—	(7,787,834)
Warranty cost incurred	(279,645)	(174,334)
Foreign exchange effect	520,305	98,382
Ending balance	12,835,583	10,316,650